Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS
3.	PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consist of the following:

	As of December 31,
	2022	2023
Advance for deferred cost of Business Combination	$2,685,000	$-
Directors and officers liability insurance	-	767,452
Deductible input VAT	232,751	284,015
Prepaid expenses	99,629	104,363
Others	118,526	134,601
Total prepaid expenses and other assets	$3,135,906	$1,290,431
Less: Directors and officers liability insurance, non-current portion	-	613,962
Prepaid expenses and other assets, current portion	$3,135,906	$676,469

The advance for deferred cost of Business Combination represented the advance to MPAC in form of non-interest-bearing loans, pursuant to the amendments to Merger Agreement dated January 6, 2022 and September 29, 2022. Such advance was provided to MPAC to extend the period of time for MPAC to consummate the Business Combination, and shall become repayable or be eliminated upon closing of the Business Combination, or if MPAC and its related parties materially breach the Merger Agreement or the Amendment. Upon the closing of the Business Combination and the consolidation of MPAC into the Group on January 4, 2023, the advance became an intra-group balance and was eliminated.